FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
FAIR VALUE MEASUREMENTS
Schedule of Plan's Assets Fair Value Hierarchy

	December 31, 2025
	Level I	Level II	Level III	Total
Assets:
Mutual funds	$18,740,527	$—	$—	$18,740,527
Common stock of AmeriServ Financial, Inc.	534,424	—	—	534,424
Money market funds/cash equivalents	4,320,621	—	—	4,320,621
Total assets in the fair value hierarchy	23,595,572	—	—	23,595,572

Investments measured at net asset value (a)	—	—	—	24,100,209

Investments, at fair value	$23,595,572	$—	$—	$47,695,781

	December 31, 2024
	Level I	Level II	Level III	Total
Assets:
Mutual funds	$15,400,206	$—	$—	$15,400,206
Common stock of AmeriServ Financial, Inc.	390,420	—	—	390,420
Money market funds/cash equivalents	4,068,152	—	—	4,068,152
Total assets in the fair value hierarchy	19,858,778	—	—	19,858,778

Investments measured at net asset value (a)	—	—	—	22,089,426

Investments, at fair value	$19,858,778	$—	$—	$41,948,204

(a) Investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. These amounts are being presented in the tables above to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits.